Commitments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Commitments [Abstract]
Disclosure of maturity analysis of commitments	The table below outlines the maturity analysis as at March 31, 2026 for the Company's short-term leases, variable lease payments, and committed leases not yet commenced, and for the minimum fixed and determinable portion of the Company's significant unconditional purchase obligations:

	< 1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Short-term leases, variable lease payments and committed leases not yet commenced	4,529	14,478	855	19,862
Significant unconditional purchase obligations	49,007	81,906	—	130,913

Total contractual obligations	53,536	96,384	855	150,775